Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SELECTED INTERNATIONAL FUND, INC
Entity Central Index Key	0000084237
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009554 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class D
Trading Symbol	SLSDX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 20.46%, versus a 5.53% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Financials (+18%), Information Technology (+14%), and
    Communication Services (+13%)
    Weakest performing sectors - Materials (-12%), Consumer Staples (-7%), and Energy (-2%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+36% vs +5%)
    Meituan (+86%) - largest individual contributor
    Trip.com Group (+66%), Naspers (+30%), and Prosus (+34%)
    Trip.com Group - new purchase during the period
  Financials - outperformed the Index sector (+24% vs +18%) and overweight (average weighting 38% vs 22%)
    DBS Group Holdings (+47%), Danske Bank (+17%), Ping An Insurance (+41%), and Julius Baer (+22%)
  No exposure in Consumer Staples or Health Care and underweight in Materials (average weighting 4% vs 7%)
  China holdings - outperformed the Index China exposure (+45% vs +20%)
  Individual Communication Service holding
    Sea (+65%) - new purchase during the period
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-29% vs +14%)
    Samsung Electronics (-39%) - largest individual detractor
    Hollysys Automation Technologies (flat) - no longer a Fund holding
  Underweight in Communication Services (average weighting 2% vs 5%) and Industrials (average weighting 8% vs 14%)
  Individual holdings
    AIA Group (-14%), FILA Holdings (-8%), PDD Holdings (-13%), Baidu (-17%), and Teck Resources (-3%)
    Baidu - no longer a Fund holding
    PDD Holdings - purchased and subsequently sold during the period

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Selected International Fund (Class D)	20.46%	1.39%	3.98%
MSCI ACWI ex USA	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 50,500,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 165,200
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$50.5
Total number of portfolio holdings as of 12/31/24	28
Portfolio turnover rate for the period	30%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$165.2

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Consumer Discretionary	34.78%
Financials	30.21%
Industrials	10.80%
Information Technology	6.88%
Communication Services	4.78%

C000009553 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class S
Trading Symbol	SLSSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 20.19%, versus a 5.53% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Financials (+18%), Information Technology (+14%), and
    Communication Services (+13%)
    Weakest performing sectors - Materials (-12%), Consumer Staples (-7%), and Energy (-2%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+36% vs +5%)
    Meituan (+86%) - largest individual contributor
    Trip.com Group (+66%), Naspers (+30%), and Prosus (+34%)
    Trip.com Group - new purchase during the period
  Financials - outperformed the Index sector (+24% vs +18%) and overweight (average weighting 38% vs 22%)
    DBS Group Holdings (+47%), Danske Bank (+17%), Ping An Insurance (+41%), and Julius Baer (+22%)
  No exposure in Consumer Staples or Health Care and underweight in Materials (average weighting 4% vs 7%)
  China holdings - outperformed the Index China exposure (+45% vs +20%)
  Individual Communication Service holding
    Sea (+65%) - new purchase during the period
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-29% vs +14%)
    Samsung Electronics (-39%) - largest individual detractor
    Hollysys Automation Technologies (flat) - no longer a Fund holding
  Underweight in Communication Services (average weighting 2% vs 5%) and Industrials (average weighting 8% vs 14%)
  Individual holdings
    AIA Group (-14%), FILA Holdings (-8%), PDD Holdings (-13%), Baidu (-17%), and Teck Resources (-3%)
    Baidu - no longer a Fund holding
    PDD Holdings - purchased and subsequently sold during the period

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Selected International Fund (Class S)	20.19%	1.13%	3.64%
MSCI ACWI ex USA	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 50,500,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 165,200
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$50.5
Total number of portfolio holdings as of 12/31/24	28
Portfolio turnover rate for the period	30%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$165.2

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Consumer Discretionary	34.78%
Financials	30.21%
Industrials	10.80%
Information Technology	6.88%
Communication Services	4.78%